Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 20, 2021
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0	$ 0
Private Placement
Summary of Significant Accounting Policies
Number of warrants to purchase shares issued				8,000,000
Class A Ordinary Shares
Summary of Significant Accounting Policies
Ordinary Shares for outstanding warrants to purchase stock	18,000,000	18,000,000
Class A Ordinary Shares | Private Placement
Summary of Significant Accounting Policies
Number of warrants to purchase shares issued	18,000,000	18,000,000
Class A ordinary shares subject to possible redemption
Summary of Significant Accounting Policies
Class A common stock subject to possible redemption, outstanding (in shares)	3,011,425	20,000,000